Putnam
Convertible
Opportunities
and Income
Trust

ANNUAL REPORT

February 28, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "We continue to find attractive growth and value situations in the secondary market for convertible and high-yield corporate bonds. Healthy economic activity in the United States, coupled with relatively low yields on U.S. Treasuries, should provide an excellent underpinning for both types of securities."

               -- Charles Pohl, lead manager,
                  Putnam Convertible Opportunities and Income Trust

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

31 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Putnam Convertible Opportunities and Income Trust acquitted itself well during the fiscal year that ended on February 28, 1998, with performance that struck a balance between high current income and capital appreciation. It achieved this result by delivering a double-digit total return that fell directly between its two benchmark indexes.

In the pursuit of its dual objectives, the fund invests mainly in the convertibles and high-yield bonds of small and midsize companies with strong earnings growth prospects. Your fund's management team, backed by Putnam's excellent credit research capability, had its hands full analyzing the record number of new issues that came to market during the period.

I am pleased to announce the addition of Jeffrey Kobylarz to your fund's management team. Jeffrey has been a member of Putnam's High-Yield Bond group since 1993. Before joining Putnam, he was with Dean Witter InterCapital and W.R. Huff Asset Management. He has 11 years of investment industry experience.

In the following report, your fund's managers review fiscal 1998 performance and offer their insights on prospects for the fiscal year just begun.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 15, 1998



Report from the Fund Managers
Charles G. Pohl, lead manager
Jeffrey J. Kobylarz

Putnam Convertible Opportunities and Income Trust provided a strong 17.46% total return at net asset value and 26.03% at market price for the 12 months ended February 28, 1998. These results outperformed the First Boston High Yield Index, which returned 12.48% over the period, but lagged the 21.70% returned by the Merrill Lynch All Convertible Index. Nevertheless, your fund's combination of convertibles and high-yield corporate bonds enabled it to participate substantially in the convertible market's strength over this period. We believe the dual-asset nature of the fund's investment strategy is a valuable advantage, enabling it to seek the benefits of both markets without the degree of volatility inherent in either market. Please see pages 9 and 10 for more performance information.

* CONVERTIBLE MARKET OFFERS WEALTH OF OPPORTUNITY

In its pursuit of capital appreciation and current income, your fund focuses mainly on the convertible bonds of small and midsize companies with strong prospects for earnings growth. We like companies with innovative products, clever management, and healthy balance sheets. In addition, we look for opportunities to take advantage of those that have temporarily fallen on hard times and whose securities are selling at discounted prices as a result.

Banking and technology were two key sectors in the convertible market this year. As interest rates have come down over the past few years, we have found the interest-rate sensitive financial sector particularly attractive. Within this sector, many banks have sought higher profits and greater economies of scale through mergers and acquisitions. Sovereign Bancorp is a good example. Headquartered in Pennsylvania, Sovereign began as a well-run community bank but over the past year spread its reach considerably through acquisitions. The September purchase of Main Line Bank of Philadelphia brought Sovereign's total assets to nearly $20 billion with 190 community banking offices serving eastern Pennsylvania, northern Delaware, and New Jersey. While this holding, along with others discussed in this report, was viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Technology-related companies are among the largest issuers of convertible securities (roughly one fifth of the total). So, when the prices of many technology stocks declined in response to investor concerns regarding the Asian financial crisis, we took advantage of the opportunity to acquire the related convertibles at lower prices. Two companies that helped boost performance during the year were Lernout & Hauspie and SCI Systems.

Lernout & Hauspie (L&H) is a global leader in the development of advanced speech technology. This Belgian company has now signed licensing contracts with more than 100 companies to use its various technologies, ranging from computer voice recognition systems to Internet language translation. With a mere 400 employees, the company signed a record-breaking 121 contracts in its 1997 fiscal year and saw a 220% increase in revenues from the year before.

Alabama-based SCI Systems is a diversified electronics manufacturer whose products and systems are supplied to a variety of aerospace, commercial, and industrial customers. During the year, SCI benefited from the accelerated trend of outsourced manufacturing and lists Hewlett-Packard as one of its biggest clients.

[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION (2/28/98)]

PORTFOLIO COMPOSITION (2/28/98)

Other                                                4.3%

Convertible securities                              48.2%

Corporate high yield bonds                          41.8%

Preferred stocks                                     4.6%

Common stocks (including warrants)                   1.1%

Footnote reads:
Based on total market value of assets as of 2/28/98. Holdings will vary over time.

* STRENGTH OF HIGH-YIELD CORPORATES CONTINUES

Your fund's corporate bond holdings delivered solid performance against a backdrop of low inflation and strong earnings gains. A record-breaking supply of new issues came to market but was easily absorbed by investors seeking higher yields than those available through government paper and investment-grade corporate bonds. Although merger and acquisition activity soared, the percentage of new high-yield issues used for acquisition financing actually declined. Indeed, the typical high-yield issuer today has less debt on the books and is much less likely to default on payments of principal and interest than in the junk-bond heyday of the late 1980s and early 1990s. (The average default rate among high-yield issuers was 1.5% in 1997 versus more than 10% in 1992.)

Three areas of the high-yield market that helped drive fund performance during the year were telecommunications, broadcasting, and cable TV. Many of the fund's telecom holdings were in the midst of launching personal communications systems in major U.S. metropolitan markets at the start of the fiscal year. During the infrastructure development stage, these often fledgling companies represent the greatest business risk, and their bonds are priced accordingly, with relatively high yields to attract investors. In particular, the fund benefited from recent investments in competitive local exchange carriers, such as WinStar Communications. These companies use wireless and fiber-optic technologies to compete with local phone companies and enjoyed considerable success over the past year.

In the broadcasting industry, companies have made the most of recent legislation that effectively eases ownership restrictions within the largest metropolitan areas. This deregulation sparked a wave of merger and acquisition activity during the year as companies sought to spread the cost of administration and sales across several stations and thereby improve profit margins. Fund holdings that participated in this industry consolidation include SFX Broadcasting, Jacor Communications, and Citadel Broadcasting.

[GRAPHIC OMITTED: TOP FIVE CONVERTIBLE HOLDINGS]

TOP FIVE CONVERTIBLE HOLDINGS*

Lernout & Hauspie Speech Products N.V., 8.0% 144A convertible, 2001
Electronics and electrical equipment

Sovereign Bancorp, Inc., $3.13 convertible preferred
Banking

Safeguard Scientifics, Inc., 6.0% 144A convertible, 2006
Computers

H.F. Ahmanson & Co. $3.00 convertible preferred
Insurance and finance

Berkshire Hathaway, Inc. 1% convertible, 2001
Financial


[GRAPHIC OMITTED: TOP FIVE HIGH-YIELD HOLDINGS]

TOP FIVE HIGH-YIELD HOLDINGS*

Transamerican Energy, stepped-coupon zeros, 2002
Oil and gas

ICG Holdings, Inc., stepped-coupon zeros, 2005
Telecommunications

NEXTEL Communications, Inc., stepped-coupon zeros, 2007
Cellular communications

Advanta Corp., Series B 7.0%, 2001
Financial services

Midland Funding Corp., Series A 11.75%, 2005
Electric utilities (finance subsidiary)

Footnote reads:
*These combined holdings represent 8.3% of the fund's net assets as of 2/28/98.
 Portfolio holdings will vary over time.

In recent years, the securities of cable companies have languished as investors weighed the prospects of increased competition from satellite TV and industry deregulation. Lately, however, cable operators have begun working together to manage their subscriber bases, introduce new products, and upgrade networks. Of particular interest is the delivery of Internet technology through conventional cable systems. In June, Microsoft announced that it would invest $1 billion in Philadelphia cable operator Comcast Corp. for an 11.5% stake in the company. Given that Microsoft wishes to promote its own online service, the investment suggests Microsoft believes cable can be a viable distribution network for Internet technology in the future.

* OUTLOOK REMAINS FAVORABLE

The outlook for small-capitalization convertibles and high-yielding corporate bonds remains favorable in our view. Healthy economic activity in the United States, coupled with relatively low yields on U.S. Treasuries, should provide an excellent underpinning for both types of securities. While the economic crisis in Asia may yet claim more corporate victims in the United States -- providing the occasional opportunity for an undervalued convertible -- companies in the high-yield corporate market tend to have relatively few global operations and are less likely to be affected.

On a more cautious note, the general reduction of yields on below-investment-grade debt over the past year suggests that the market may now be fairly valued and that price appreciation may be less of a contributor to performance going forward. In the convertible market, the burgeoning popularity of these securities has meant that many of the new issues we've seen have been priced too high in our opinion, forcing us to focus our sights on the secondary market. In the coming months, we intend to remain diligent on credit selection, seeking overlooked issues and undervalued situations that offer the potential for price appreciation and income.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/98, there is no guarantee the fund will continue to hold these securities in the future.




Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Convertible Opportunities and Income Trust is designed for investors aggressively seeking capital appreciation and current income through a diversified portfolio of lower-grade and nonrated convertible securities and nonconvertible high-yielding securities.

TOTAL RETURN FOR PERIODS ENDED 2/28/98
                                    Merrill Lynch  First Boston  Consumer
                          Market  All-Convertible   High Yield    Price
                   NAV    price        Index        Bond Index    Index
-------------------------------------------------------------------------
1 year           17.46%   26.03%        21.70%        12.48%       1.44%
-------------------------------------------------------------------------
Life of fund
(since 6/29/95)  50.95    48.66         53.29         37.52        6.16
Annual average   16.68    16.01         17.37         12.69        2.27
-------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 2/28/98
-------------------------------------------------------------------------
Distributions
-------------------------------------------------------------------------
Number                                      12
-------------------------------------------------------------------------
Income                                    $1.770
-------------------------------------------------------------------------
Capital gains
-------------------------------------------------------------------------
Long-term                                  1.307
-------------------------------------------------------------------------
Short-term                                   --
-------------------------------------------------------------------------
  Total                                   $3.077
-------------------------------------------------------------------------
Share value                          NAV         Market price
-------------------------------------------------------------------------
2/28/97                           $26.40           $24.38
-------------------------------------------------------------------------
2/28/98                            27.57           27.312
-------------------------------------------------------------------------
Current return (end of period):      NAV         Market price
-------------------------------------------------------------------------
Current dividend rate1              6.75%            6.81%
-------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.

TOTAL RETURN FOR PERIODS ENDED 3/31/98
(most recent calendar quarter)

                                                   Market
                                      NAV           price
-------------------------------------------------------------------------
1 year                              23.13%         28.14%
-------------------------------------------------------------------------
Life of fund
(since 6/29/95)                     54.62          47.46
Annual average                      17.17          15.17
-------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.



TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

Merrill Lynch All-Convertible Index* is an unmanaged list of convertible securities commonly used as a measure of performance for the convertible market.

First Boston High-Yield Bond Index* is a market-weighted index including publicly traded bonds having a rating below BBB by Standard &
Poor's(registered trademark) and Moody's. The average quality of bonds included in the index may be lower than the average quality of those bonds in which the fund customarily invests.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.




Report of independent accountants
For the fiscal year ended February 28, 1998

To the Trustees and Shareholders of
Putnam Convertible Opportunities and Income Trust

We have audited the accompanying statement of assets and liabilities of Putnam Convertible Opportunities and Income Trust, including the portfolio of investments owned, as of February 28, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Convertible Opportunities and Income Trust as of February 28, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                   Coopers & Lybrand L.L.P.
Boston, Massachusetts
April 15, 1998





Portfolio of investments owned
February 28, 1998


CORPORATE BONDS AND NOTES (41.4%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Advertising (0.4%)
------------------------------------------------------------------------------------------------------------
$        90,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                            $       97,425
        165,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                 170,775
        100,000  Outdoor Comunications Inc. sr. sub. notes 9 1/4s, 2007                              104,250
                                                                                              --------------
                                                                                                     372,450

Aerospace and Defense (0.6%)
------------------------------------------------------------------------------------------------------------
         50,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                        51,125
        100,000  Aviation Sales Co. 144A sr. sub. notes 8 1/8s, 2008                                  99,250
         60,000  BE Aerospace, Inc. 144A sr. sub. notes 8s, 2008                                      59,700
         50,000  K & F Industries, Inc.144A sr. sub. notes 9 1/4s, 2007                               52,250
         50,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                          54,500
        100,000  Sequa Corp. med. term notes 10s, 2001                                               104,657
         65,000  Tracor, Inc. sr. sub. notes 8 1/2s, 2007                                             67,113
         60,000  United Defense Industries Inc. 144A sr. sub. notes 8 3/4s, 2007                      61,200
                                                                                              --------------
                                                                                                     549,795

Agriculture (0.3%)
------------------------------------------------------------------------------------------------------------
        255,740  Premium Standard Farms, Inc. sr. secd. notes 11s, 2003 [2 DBL. DAGGERS]             276,199

Airlines (0.2%)
------------------------------------------------------------------------------------------------------------
         65,000  Trans World Airlines, Inc. 144A sr. notes 11 1/2s, 2004                              68,738
         80,000  Trans World Airlines, Inc. 144A notes 11 3/8s, 2006                                  80,400
                                                                                              --------------
                                                                                                     149,138

Apparel (0.2%)
------------------------------------------------------------------------------------------------------------
        140,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                        148,400
         65,000  William Carter Co. 144A sr. sub. notes 12s, 2008                                     69,550
                                                                                              --------------
                                                                                                     217,950

Automotive Parts (0.8%)
------------------------------------------------------------------------------------------------------------
        188,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                               209,150
         35,000  Cambridge Industries Inc. company guaranty Ser. B, 10 1/4s,
                   2007                                                                               36,050
         55,000  Hayes Wheels International, Inc. company guaranty Ser. B,
                   9 1/8s, 2007                                                                       58,369
        195,000  Lear Corp. sub. notes 9 1/2s, 2006                                                  216,938
        330,000  Navistar International Corp. 144A sr. sub.notes 8s, 2008                            331,238
                                                                                              --------------
                                                                                                     851,745

Banks (1.2%)
------------------------------------------------------------------------------------------------------------
         70,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                         68,250
        100,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                              112,780
        200,000  First Nationwide Holdings sr. sub. notes 9 1/8s, 2003                               213,000
        100,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                              110,016
        150,000  Korea Developmental Bank 7 1/8s, 2001                                               140,145
         60,000  North Fork Capital Trust I company guaranty 8.7s, 2026                               65,543
         25,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                 27,750
         80,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                           88,800
         50,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                            56,750
         70,000  Provident Capital Trust company guaranty 8.6s, 2026                                  74,172
         40,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                          42,524
         60,000  Sovereign Capital Trust company guaranty 9s, 2027                                    65,327
        135,000  Sumitomo Bank Treasury Co. 144A bonds Ser. A, FRB 9.4s,
                   2049 (Japan)                                                                      138,375
         50,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                       55,001
                                                                                              --------------
                                                                                                   1,258,433

Basic Industrial Products (--%)
------------------------------------------------------------------------------------------------------------
         30,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                             31,050

Broadcasting (3.2%)
------------------------------------------------------------------------------------------------------------
         95,000  Acme Television/Finance 144A sr. disc. notes stepped-coupon
                   zero % (10 7/8s, 9/30/00), 2004 ++                                                 75,763
         75,000  Affinity Group Holdings sr. notes 11s, 2007                                          81,000
         90,000  Allbritton Communications Co. 144A sr. sub. notes 8 7/8s, 2008                       90,450
         65,000  Antenna TV S.A. 144A sr. notes 9s, 2007 (Greece)                                     65,325
         50,000  Australis Holdngs PTY Ltd. sr. disc, notes stepped-coupon
                   zero % (15s, 11/01/00), 2002 (Australia)                                           25,000
         50,000  Azteca Holdings S.A. sr. notes 11s, 2002 (Mexico)                                    52,438
        500,000  Benedek Communications Corp. sr. disc. notes stepped-coupon
                   zero % (13 1/4s, 5/15/01), 2006 ++                                                392,500
        205,000  Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                   (12 3/4s, 2/1/02), 2009 ++                                                        151,700
         85,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                     89,250
         75,000  Central European Media Enterprises Ltd. sr. notes 9 3/8s, 2004                       76,500
         79,370  Citadel Broadcasting Inc. sr. sub. notes 10 1/4s, 2007                               87,307
        350,000  Commodore Media, Inc. sr. sub. notes stepped-coupon 7 1/2s,
                   (13 1/4s, 5/1/98), 2003 ++                                                        392,000
        270,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                     279,450
         95,000  Globo Communicacoes 144A company guaranty 10 1/2s,
                   2006 (Brazil)                                                                      94,406
        500,000  Heritage Media Services Corp. sr. sub. notes 8 3/4s, 2006                           535,000
        110,000  Jacor Communications, Inc. sr. sub. notes 8s, 2010                                  109,725
        414,000  Petracom Holdings, Inc. notes stepped-coupon zero %
                   (17 1/2s, 8/1/98), 2003 ++                                                        407,790
        110,000  Radio One Inc. company guaranty stepped-coupon Ser. B, 7s,
                   (12s, 5/15/00), 2004 ++                                                           111,100
         75,000  SFX Entertainment Inc. 144A sr. sub. notes 9 1/8s, 2008                              75,281
         35,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                              37,450
                                                                                              --------------
                                                                                                   3,229,435

Building and Construction (0.8%)
------------------------------------------------------------------------------------------------------------
         50,000  American Architectural Products Corp. 144A sr. notes
                   11 3/4s, 2007                                                                      52,000
         85,000  Atrium Companies Inc. sub. notes 10 1/2s, 2006                                       90,100
         90,000  Brand Scaffold Services 144A sr. notes 10 1/4s, 2008                                 91,800
        150,000  GS Superhighway Holdings 144A sr. notes 10 1/4s, 2007                               127,500
         70,000  Presley Cos. sr. notes 12 1/2s, 2001                                                 67,375
        300,000  Terex Corp. sr. notes Ser. B, 13 1/4s, 2002                                         348,000
                                                                                              --------------
                                                                                                     776,775

Building Products (1.1%)
------------------------------------------------------------------------------------------------------------
        160,000  Cemex S.A. 144A bonds 12 3/4s, 2006 (Mexico)                                        195,200
        150,000  Consumers International 144A sr. notes 10 1/4s, 2005                                164,625
        275,000  Johns Manville International Group sr. notes 10 7/8s, 2004                          304,563
        250,000  Nortek, Inc. sr. sub. notes 9 7/8s, 2004                                            260,625
        150,000  Waxman Industries Inc. sr. notes stepped-coupon Ser. B,
                   zero % (12 3/4s, 6/1/99), 2004 ++                                                 137,250
                                                                                              --------------
                                                                                                   1,062,263

Business Equipment and Services (0.5%)
------------------------------------------------------------------------------------------------------------
         45,000  ATC Group Services Inc. 144A sr. sub. notes 12s, 2008                                45,563
        250,000  Axiohm Transactions Solutions 144A sr. sub. notes 9 3/4s, 2007                      255,000
        110,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                   113,713
         50,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                         53,625
         49,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                      56,044
                                                                                              --------------
                                                                                                     523,945

Cable Television (3.3%)
------------------------------------------------------------------------------------------------------------
        565,679  Adelphia Communications Corp. sr. notes 9 1/2s, 2004 [2 DBL. DAGGERS]               588,306
        150,000  American Telecasting, Inc. sr. disc. notes stepped-coupon
                   zero % (14 1/2s, 8/15/00), 2005 ++                                                 36,000
        120,000  Century Communications Corp. 144A sr. disc. notes
                   zero %, 2008                                                                       51,000
        250,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                   (11.2s, 11/15/00), 2007 (Bermuda) ++                                              206,250
        300,000  Diamond Cable Communication Co. sr. disc. notes
                   stepped-coupon zero % (11 3/4s, 12/15/00),
                   2005 (United Kingdom) ++                                                          229,500
        295,000  Diamond Cable Communication Co. sr. disc. notes
                   stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                   (United Kingdom) ++                                                               196,175
        229,538  Falcon Holdings Group, Inc. sr. sub. notes 11s, 2003 [2 DBL. DAGGERS]               243,310
        240,000  Fox Kids Worldwide Inc. 144A sr. discount notes
                   stepped-coupon zero % (10 1/4s, 11/1/02), 2007 ++                                 146,400
        315,000  Fox Kids Worldwide Inc. 144A sr. notes 9 1/4s, 2007                                 311,063
         50,000  Heartland Wireless Communications, Inc. sr. notes Ser. B,
                   14s, 2004                                                                          18,875
        100,000  Heartland Wireless Communications, Inc. sr. notes Ser. D,
                   13s, 2003                                                                          28,000
        250,000  International Cabletel Inc. sr. notes stepped-coupon Ser. A,
                   zero % (12 3/4s, 4/15/200), 2005 ++                                               213,750
        375,000  International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                   zero % (11 1/2s, 2/01/01), 2006 ++                                                300,000
        180,000  Lenfest Communications, Inc. 144A sr. sub. notes 8 1/4s, 2008                       181,575
         30,000  Northland Cable Television 144A sr. sub. notes 10 1/4s, 2007                         32,100
        170,000  NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                               181,900
        275,000  UIH Australia/Pacific, Inc. sr. disc. notes stepped-coupon Ser. B,
                   zero % (14s, 5/15/01), 2006 (Australia) ++                                        187,000
        210,000  United International Holdings 144A sr. disc. notes
                   stepped-coupon zero % (10 3/4s, 2/15/03), 2008 ++                                 127,313
        140,000  Wireless One, Inc. sr. notes 13s, 2003                                               39,200
                                                                                              --------------
                                                                                                   3,317,717

Cellular Communications (2.9%)
------------------------------------------------------------------------------------------------------------
        690,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                   zero % (14s, 10/1/02), 2007 ++                                                    353,625
        505,000  Cencall Communications Corp. sr. disc. notes stepped-coupon
                   zero % (10 1/8s, 1/15/99), 2004 ++                                                487,325
        100,000  Dobson Communications Corp. 144A 11 3/4s, 2007                                      108,500
        200,000  Interact Systems, Inc. 144A stepped-coupon zero %
                   (14s, 8/1/99), 2003 ++                                                             76,000
        440,000  Intercel, Inc. sr. disc. notes stepped-coupon zero %
                   (12s, 5/1/01), 2006 ++                                                            335,500
        195,000  International Wireless Communications, Inc. sr. disc. notes
                   zero %, 2001                                                                       62,400
        450,000  McCaw International Ltd sr. discount notes stepped-coupon
                   zero % (13s, 4/15/02), 2007 ++                                                    297,000
        305,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                   (Luxembourg) ++                                                                   235,231
      1,180,000  NEXTEL Communications sr. disc. notes stepped-coupon
                   zero % (10.65s, 9/15/02), 2007 ++                                                 761,100
        320,000  NEXTEL Communications, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (9.95s, 2/15/03), 2008 ++                                   198,400
                                                                                              --------------
                                                                                                   2,915,081

Chemicals (1.1%)
------------------------------------------------------------------------------------------------------------
        350,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                        358,750
        180,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                     186,750
         90,000  Huntsman Corp. 144A sr. sub. notes FRN 9.187s, 2007                                  90,900
         50,000  Pharmaceutical Fine Chemicals 144A sr. sub. notes 9 3/4s,
                   2007 (Switzerland)                                                                 51,875
        100,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                            101,500
        100,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                               102,000
         30,000  Polymer Group, Inc. 144A sr. sub. notes 8 3/4s, 2008                                 30,000
        145,000  Polytama International notes 11 1/4s, 2007                                           65,250
        105,000  Sovereign Specialty Chemical 144A sr. sub. notes 9 1/2s, 2007                       110,250
         75,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                   zero % (13 1/2s, 8/15/01), 2008 ++                                                 46,875
                                                                                              --------------
                                                                                                   1,144,150

Computer Services (0.7%)
------------------------------------------------------------------------------------------------------------
        235,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                272,600
        250,000  Unisys Corp. deb. notes 9 3/4s, 2016                                                258,125
        205,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                          215,250
                                                                                              --------------
                                                                                                     745,975

Consumer Durable Goods (0.1%)
------------------------------------------------------------------------------------------------------------
         20,000  Hedstrom Holdings, Inc. stepped-coupon zero %
                   (12s, 6/01/02), 2009 ++                                                            12,400
        130,000  Icon Fitness Corp. 144A sr. disc. notes stepped-coupon
                   Ser. B, zero % (14s, 11/15/01), 2006 ++                                            70,200
         45,000  Sealy Mattress Co. 144A sr. sub. notes 9 7/8s, 2007                                  47,813
                                                                                              --------------
                                                                                                     130,413

Consumer Non Durables (--%)
------------------------------------------------------------------------------------------------------------
         25,000  Amscan Holdings, Inc. 144A sr. sub. notes 9 7/8s, 2007                               26,000
         10,000  Packaged Ice, Inc. 144A sr. notes 9 3/4s, 2005                                       10,225
                                                                                              --------------
                                                                                                      36,225

Consumer Services (0.4%)
------------------------------------------------------------------------------------------------------------
        346,000  Coinmach Corp. sr. notes 11 3/4s, 2005                                              384,925

Cosmetics (0.6%)
------------------------------------------------------------------------------------------------------------
        250,000  Carson, Inc. company guaranty Ser. B, 10 3/8s, 2007                                 250,000
         35,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                              37,450
        480,000  Revlon Worldwide Corp. sr. disc. notes Ser. B, zero %, 2001                         354,000
                                                                                              --------------
                                                                                                     641,450

Electric Utilities (1.1%)
------------------------------------------------------------------------------------------------------------
         50,000  AES Corp. sr. sub. notes 8 3/8s, 2007                                                51,125
         95,000  Espirito Santo Centrais 144A sr. notes 10s, 2007 (Brazil)                            91,200
        187,000  First PV Funding deb. 10.15s, 2016                                                  197,951
        500,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                    602,335
        120,361  Northeast Utilities System notes Ser. A, 8.58s, 2006                                120,649
         92,000  Northeast Utilities System notes Ser. B, 8.38s, 2005                                 93,943
                                                                                              --------------
                                                                                                   1,157,203

Electronics and Electrical Equipment (1.2%)
------------------------------------------------------------------------------------------------------------
         55,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s,
                   2006 (Canada)                                                                      58,919
         56,278  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                     58,671
         64,336  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                                67,071
        125,000  Details Holdings Corp. 144A sr. disc. notes stepped-coupon
                   zero % (12 1/2s, 11/15/02), 2007 ++                                                79,375
         80,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                    80,800
         85,000  Fairchild Semiconductor Corp. 144A sr. sub. notes 11.74s, 2008                       94,350
        375,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                          392,813
         80,000  Flextronics Internationsl Ltd. 144A sr. sub. notes 8 3/4s, 2007                      81,000
         50,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                  51,750
         70,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                               75,600
         40,000  Therma-Wave Inc. sr. notes Ser. B, 10 5/8s, 2004                                     41,600
         25,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                         26,000
        150,000  Zilog Inc. 144A sr. notes 9 1/2s, 2005                                              149,063
                                                                                              --------------
                                                                                                   1,257,012

Energy-Related (0.4%)
------------------------------------------------------------------------------------------------------------
        100,000  Calpine Corp. sr. notes 9 1/4s, 2004                                                103,000
        290,000  Panda Global Energy Co. company guaranty 12 1/2s, 2004                              266,800
                                                                                              --------------
                                                                                                     369,800

Entertainment (0.3%)
------------------------------------------------------------------------------------------------------------
        130,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                 135,850
        160,000  Cinemark USA, Inc. notes 9 5/8s, 2008                                               169,600
                                                                                              --------------
                                                                                                     305,450

Environmental Control (0.2%)
------------------------------------------------------------------------------------------------------------
         90,000  Allied Waste Industries, Inc. company guaranty 10 1/4s, 2006                        100,350
        170,000  Allied Waste Industries, Inc. sr. disc. notes stepped-coupon
                   zero % (11.3s, 6/1/07), 2007 ++                                                   124,100
                                                                                              --------------
                                                                                                     224,450

Financial Services (1.3%)
------------------------------------------------------------------------------------------------------------
         60,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                         60,000
        750,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                      707,808
        100,000  Colonial Capital I 144A company guaranty 8.92s, 2027                                107,609
        105,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                         107,625
         50,000  Dine S.A. de C.V. 144A company guaranty 8 3/4s, 2007
                   (Luxembourg)                                                                       48,250
         45,000  Dollar Financial Group Inc. sr. notes Ser. A, 10 7/8s, 2006                          49,050
         75,000  Imperial Credit Capital Trust I 144A company guaranty
                   10 1/4s, 2002                                                                      74,438
         45,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                              44,100
         75,000  Intertek Finance PLC 144A sr. sub. notes 10 1/4s, 2006                               78,750
         40,000  Nationwide Credit Inc. 144A sr. notes 10 1/4s, 2008                                  41,200
                                                                                              --------------
                                                                                                   1,318,830

Food and Beverages (0.7%)
------------------------------------------------------------------------------------------------------------
        100,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                   103,500
         25,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                               26,750
         30,000  Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003                             31,050
        200,000  Doane Products Co. sr. notes 10 5/8s, 2006                                          220,000
         25,000  Eagle Family Foods 144A sr. sub. notes 8 3/4s, 2008                                  25,125
        115,000  Fleming Companies, Inc. company guaranty Ser. B, 10 1/2s, 2004                      123,625
        100,000  Jitney-Jungle Stores company guaranty 10 3/8s, 2007                                 102,250
         30,000  Nebco Evans Holding Co. sr. disc. notes stepped-coupon
                   zero % (12 3/8s, 7/15/02), 2007 ++                                                 20,550
         50,000  Southern Foods Group 144A sr. sub. notes 9 7/8s, 2007                                53,250
         20,000  Windy Hill Pet Food Co. sr. sub. notes 9 3/4s, 2007                                  21,200
                                                                                              --------------
                                                                                                     727,300
Health Care (0.8%)
------------------------------------------------------------------------------------------------------------
        120,000  Genesis Eldercare 144A sr. sub. notes 9s, 2007                                      122,400
        190,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008                198,075
         75,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                             71,438
        290,000  Paragon Health Networks, Inc. 144A sr. sub. notes 9 1/2s, 2007                      298,700
        145,000  Sun Healthcare Group Inc. 144A sr. sub. notes 9 1/2s, 2007                          151,525
                                                                                              --------------
                                                                                                     842,138

Lodging (0.2%)
------------------------------------------------------------------------------------------------------------
        100,000  John Q Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                  102,000
        120,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                     129,900
                                                                                              --------------
                                                                                                     231,900

Medical Supplies and Devices (0.6%)
------------------------------------------------------------------------------------------------------------
        125,000  ALARIS Medical Inc.company guaranty 9 3/4s, 2006                                    133,125
         65,000  Conmed Corp. 144A sr. sub. notes 9s, 2008                                            65,650
        135,000  Fresenius Medical Care AG 144A company guaranty
                   7 7/8s, 2008 (Germany)                                                            134,325
        100,000  Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005                             112,500
         20,000  Imagyn Medical Technologies, Inc. company guaranty
                   12 1/2s, 2004                                                                      12,000
         25,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                   27,250
        150,000  Wright Medical Technology, Inc. 144A notes Ser. C,
                   11 3/4s, 2000                                                                     149,250
                                                                                              --------------
                                                                                                     634,100

Metals and Mining (0.3%)
------------------------------------------------------------------------------------------------------------
         30,000  Acindar Industria Argentina de Aceros S.A. bonds 11 1/4s,
                   2004 (Argentina)                                                                   31,238
         80,000  Anker Coal Group, Inc. 144A sr. notes 9 3/4s, 2007                                   82,400
         80,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                 85,600
         50,000  NL Industries, Inc. sr. notes 11 3/4s, 2003                                          55,625
                                                                                              --------------
                                                                                                     254,863

Motion Picture Distribution (--%)
------------------------------------------------------------------------------------------------------------
         45,000  Panavision Inc. 144A sr. disc. notes stepped-coupon
                   zero % (9 5/8s, 2/1/02), 2006 ++                                                   31,500

Oil and Gas (2.2%)
------------------------------------------------------------------------------------------------------------
         70,000  Abraxas Petroleum Corp. 144A sr. notes Ser. B, 11 1/2s, 2004                         73,850
         10,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                          10,250
         70,000  Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                        70,000
         80,000  Dailey International Inc. 144A sr. notes 9 1/2s, 2008                                81,200
         50,000  DI Industries Inc. sr. notes 8 7/8s, 2007                                            51,250
         45,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                     49,388
         70,000  Market Hub Partners 144A sr. notes 8 1/4s, 2008                                      70,525
         30,000  Newpark Resources, Inc. 144A sr. sub. notes 8 5/8s, 2007                             30,675
        175,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                            185,063
         45,000  Panaco, Inc. company guaranty Ser. B, 10 5/8s, 2004                                  45,000
         60,000  Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                64,500
         60,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                              59,700
         50,000  Southwest Royalties, Inc. 144A company guaranty 10 1/2s, 2004                        45,000
      1,405,000  Transamerican Energy sr. disc. notes stepped-coupon Ser. B,
                   zero % (13s, 6/15/99), 2002 ++                                                  1,180,200
        186,000  TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s, 2001                           208,320
         40,000  Wiser Oil Co. company guaranty 9 1/2s, 2007                                          39,800
                                                                                              --------------
                                                                                                   2,264,721

Packaging and Containers (0.4%)
------------------------------------------------------------------------------------------------------------
         50,000  AEP Industries, Inc. 144A sr. sub. notes 9 7/8s, 2007                                53,000
         80,000  Huntsman Packaging Corp. 144A sr. sub. notes 9 1/8s, 2007                            81,600
        100,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                   106,750
         60,000  Printpack, Inc. sr. notes Ser. B, 9 7/8s, 2004                                       64,800
         40,000  Radnor Holdings Inc. sr. notes 10s, 2003                                             42,400
         65,000  Radnor Holdings Corp. 144A sr. notes Ser. B, 10s, 2003                               68,250
                                                                                              --------------
                                                                                                     416,800

Paging (0.3%)
------------------------------------------------------------------------------------------------------------
         60,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                        66,150
        165,000  Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                             192,225
         40,000  Pagemart Nationwide, Inc. sr. disc. notes stepped-coupon
                   zero % (15s, 2/1/00), 2005 ++                                                      35,600
         55,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                            54,725
                                                                                              --------------
                                                                                                     348,700

Paper and Forest Products (1.5%)
------------------------------------------------------------------------------------------------------------
        225,000  APP Finance II Mauritius Ltd. bonds stepped-coupon 12s
                   (16s, 2/15/07), 2049 (Indonesia) ++                                               169,875
        100,000  APP International Finance Co. notes 11 3/4s,
                   2005 (Netherlands)                                                                 90,000
        190,000  Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s, 2003                             203,300
        200,000  Indah Kiat Financial Mauritius Ltd. company guaranty 10s,
                   2007 (Indonesia)                                                                  160,000
        150,000  Pindo Deli Finance Mauritius Ltd. 144A company guaranty
                   10 3/4s, 2007 (India)                                                             119,250
        170,000  PT Pabrik Kertas Tjiwi Kimia 144A company guaranty
                   10s, 2004 (Indonesia)                                                             130,900
        325,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                320,125
         70,000  Riverwood International Corp. company guranty 10 7/8s,
                   2008                                                                               70,088
        160,000  Riverwood International Corp. company guaranty 10 1/4s,
                   2006                                                                              166,400
        100,000  Stone Container Corp. sr. notes 11 7/8s, 2016                                       108,000
                                                                                              --------------
                                                                                                   1,537,938

Pharmaceuticals (0.3%)
------------------------------------------------------------------------------------------------------------
        225,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                               238,219
         45,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                           46,238
                                                                                              --------------
                                                                                                     284,457

Publishing (0.3%)
------------------------------------------------------------------------------------------------------------
        180,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                   184,500
         50,000  Perry-Judd 144A sr. sub. notes 10 5/8s, 2007                                         52,375
         40,000  Von Hoffman Press Inc. 144A sr. sub. notes 10 3/8s, 2007                             43,000
                                                                                              --------------
                                                                                                     279,875

REIT's (Real Estate Investment Trust) (0.2%)
------------------------------------------------------------------------------------------------------------
        150,000  HMH Properties, Inc. company guaranty Ser. B, 8 7/8s, 2007                          158,625

Railroads (0.2%)
------------------------------------------------------------------------------------------------------------
         80,000  Hermes Europe Railtel 144A sr. notes 11 1/2s,
                   2007 (Netherlands)                                                                 90,200
         30,000  TFM S.A. de C.V. 144A company guaranty 10 1/4s,
                   2007 (Mexico)                                                                      31,200
        155,000  TFM S.A. de C.V. 144A company guaranty stepped-coupon
                   zero % (11 3/4s, 6/15/02), 2009 (Mexico) ++                                       102,300
                                                                                              --------------
                                                                                                     223,700

Recreation (1.6%)
------------------------------------------------------------------------------------------------------------
        105,000  Argosy Gaming Co. 1st mtge. 13 1/4s, 2004                                           113,925
         75,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                         83,063
         40,000  CLN Holdings, Inc. sr. disc. notes zero %, 2001                                      26,000
        158,700  Colorado Gaming & Entertainment Co. sr. notes 12s, 2003                             172,190
        160,000  Fitzgeralds Gaming Corp. 144A company guaranty
                   12 1/4s, 2004                                                                     161,600
        100,000  Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003                                         108,250
         60,000  Isle of Capri Black Hawk LLC 1st mortgage Ser. B, 13s, 2004                          61,050
        350,000  Lady Luck Gaming Corp. 1st mtge. 11 7/8s, 2001                                      359,625
        216,000  Louisiana Casino Cruises Corp. 1st mtge. 11 1/2s, 1998                              218,160
         30,000  Penn National Gaming, Inc. 144A sr. notes 10 5/8s, 2004                              31,425
        175,000  PRT Funding Corp. sr. notes 11 5/8s, 2004                                           131,250
        180,000  Trump A.C. company guaranty 11 1/4s, 2006                                           185,175
                                                                                              --------------
                                                                                                   1,651,713

Restaurants (0.3%)
------------------------------------------------------------------------------------------------------------
        100,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                 108,750
        200,000  Perkins Family Restaurants L.P. 144A sr. notes 10 1/8s, 2007                        207,500
                                                                                              --------------
                                                                                                     316,250

Retail (0.9%)
------------------------------------------------------------------------------------------------------------
         50,000  Color Spot Nurseries sr. sub. notes 10 1/2s, 2007                                    49,500
        120,000  Guitar Center Management Co. 144A sr. notes 11s, 2006                               133,200
        350,000  K mart Corp. med. term notes 7.85s, 2002                                            354,403
        100,000  K mart Corp. deb. 7 3/4s, 2012                                                       97,500
        200,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                          214,000
        100,000  Zale Corp. 144A sr. notes 8 1/2s, 2007                                              102,250
                                                                                              --------------
                                                                                                     950,853

Satellite Services (1.1%)
------------------------------------------------------------------------------------------------------------
        135,000  Echostar DBS Corp. company guaranty 12 1/2s, 2002                                   149,850
        250,000  Echostar Satellite Broadcast Corp. sr. disc. notes
                   stepped-coupon zero % (13 1/8s, 3/15/00), 2004 ++                                 221,250
         90,000  Esat Holdings Ltd. 144A sr. notes stepped-coupon zero %
                   (12 1/2s, 2/01/02), 2007 (Ireland) ++                                              66,600
        215,000  Iridium LLC/Capital Corp. company guaranty Ser. B, 14s, 2005                        244,563
        175,000  Iridium LLC company gauranty Ser. A, 13s, 2005                                      190,531
         10,000  Iridium LLC/Capital Corp. 144A sr. notes 11 1/4s, 2005                               10,250
        120,000  Orbcomm Global Capital Corp. sr. notes Ser. B, 14s, 2004                            135,600
         25,000  Pegasus Communications Corp. sr. notes Ser. B, 9 5/8s, 2005                          26,375
         80,000  Pratama Datakom Asia BV 144A company guaranty 12 3/4s,
                   2005 (Indonesia)                                                                   43,200
         80,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s,
                   2004 (Mexico)                                                                      81,600
                                                                                              --------------
                                                                                                   1,169,819

School Buses (0.3%)
------------------------------------------------------------------------------------------------------------
        335,000  Consorcio/MCII Holdings sec. notes stepped-coupon zero %
                   (12s, 11/15/98), 2002 ++                                                          306,525

Shipping (0.1%)
------------------------------------------------------------------------------------------------------------
         40,000  International Shipholding Corp. 144A sr. notes 7 3/4s, 2007                          39,400
         70,000  Trico Marine Services, Inc. 144A company guaranty Ser. C,
                   8 1/2s, 2005                                                                       70,438
                                                                                              --------------
                                                                                                     109,838

Steel (0.2%)
------------------------------------------------------------------------------------------------------------
        170,000  Hylsa S.A. de C.V. 144A bonds 9 1/4s, 2007 (Mexico)                                 171,700

Telecommunication (4.3%)
------------------------------------------------------------------------------------------------------------
        340,000  American Communication Services, Inc. sr. disc. notes
                   stepped-coupon zero % (12 3/4s, 4/1/01), 2006 ++                                  269,450
         40,000  Consorcio Ecuatoriano notes 14s, 2002 (Ecuador)                                      41,600
         60,000  Esprit Teleom Group PLC sr. notes 11 1/2s, 2007
                   (United Kingdom)                                                                   65,250
         65,000  Facilicom International 144A sr. notes 10 1/2s, 2008                                 65,163
         60,000  Focal Communications Corp. 144A sr. disc. notes
                   stepped-coupon zero % (12 1/8s, 2/15/03), 2008 ++                                  33,000
        270,000  FrontierVision Holdings LP sr. disc. notes stepped-coupon
                   zero % (11 7/8s, 9/15/01), 2007 ++                                                207,900
        496,000  GST USA, Inc. company guaranty stepped-coupon zero %
                   (13 7/8s, 12/15/00), 2005 ++                                                      399,280
         80,000  Hyperion Telecommunication Corp. sr. disc. notes
                   stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 ++                              59,200
        170,000  Hyperion Telecommunications , Inc. sr. notes Ser. B, 12 1/4s,
                   2004                                                                              192,100
        930,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                   (13 1/2s, 9/15/00), 2005 ++                                                       771,900
        250,000  Ionica Group PLC sr. disc. notes stepped-coupon zero %
                   (15s, 5/1/02), 2007 (United Kingdom) ++                                           100,000
        250,000  Intermedia Communications, Inc. sr. disc. notes stepped-
                   coupon Ser. B, zero % (11 1/4s, 7/15/02), 2007 ++                                 183,750
        215,000  Intermedia Communications, Inc. sr. notes Ser. B, 8 7/8s, 2007                      227,363
        200,000  Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                        205,000
         55,000  MetroNet Communications Corp. sr. disc. notes
                   stepped-coupon zero % (10 3/4s, 11/1/02), 2007
                   (Canada) ++                                                                        35,750
        285,000  MGC Communications, Inc. 144A sr. notes 13s, 2004                                   286,425
         65,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                   Ser. B, zero % (14s, 12/1/01), 2006 (Canada) ++                                    45,500
         40,000  Netia Holdings B.V. 144A company guaranty 10 1/4s,
                   2007 (Poland)                                                                      40,400
         20,000  Netia Holdings B.V. 144A company guaranty stepped-coupon
                   zero % (11 1/4s, 11/1/02), 2007 (Poland)                                           13,300
         80,000  Nextlink Communications sr. notes 12 1/2s, 2006                                      92,000
        135,000  Qwest Communications International Inc. sr. disc. notes
                   stepped-coupon zero % (9.47s, 10/15/02), 2007 ++                                   93,488
        170,000  RCN Corp. 144A sr. disc. notes stepped-coupon zero %
                   (9.8s, 2/15/03), 2008 ++                                                          103,275
        260,000  RCN Corp. sr. disc. notes stepped-coupon zero %
                   (11 1/8s, 10/15/02), 2007 ++                                                      169,000
         55,000  Vialog Corp. 144A company guaranty 12 3/4s, 2001                                     56,100
        450,000  WinStar Communications, Inc. 144A sr disc. notes
                   stepped-coupon zero % (14s, 10/15/00), 2005 ++                                    369,000
        100,000  WinStar Communications. Inc. 144A sr. sub. notes
                   15s, 2007                                                                         134,000
         80,000  WinStar Equipment Corp. company guaranty 12 1/2s, 2004                               92,000
                                                                                              --------------
                                                                                                   4,351,194

Telephone Services (1.1%)
------------------------------------------------------------------------------------------------------------
         75,000  America Communication Services, Inc. sr. notes 13 3/4s, 2007                         90,750
        130,000  BTI Telecom Corp. 144A sr. notes 10 1/2s, 2007                                      137,800
        220,000  Econophone Inc. 144A sr. disc. notes stepped-coupon zero %
                   (11s, 2/15/03), 2008 ++                                                           129,800
        130,000  Flag Limited 144A sr. notes 8 1/4s, 2008 (Bermuda)                                  132,275
        105,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                              117,075
        160,000  McLeodUSA, Inc. sr. disc. notes stepped-coupon zero %
                   (10 1/2s, 3/1/02), 2007 ++                                                        121,200
        135,000  RSL Communications, Ltd. company guaranty 12 1/4s, 2006                             153,900
         90,000  RSL Communications, Ltd. 144A sr. disc. notes stepped-coupon
                   zero % (10 1/8s, 3/1/03), 2008 ++                                                  54,788
         60,000  RSL Communications, Ltd. 144A sr. notes 9 1/8s, 2008                                 59,700
         45,000  Transtel S.A. 144A pass through Certificates 12 1/2s,
                   2007 (Colombia)                                                                    42,469
         85,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                   (15s, 1/15/00), 2005 ++                                                            73,313
                                                                                              --------------
                                                                                                   1,113,070

Textiles (0.1%)
------------------------------------------------------------------------------------------------------------
         40,000  Glenoit Corp. 144A sr. sub. notes 11s, 2007                                          43,600
        135,000  Polysindo International Finance company guaranty 11 3/8s,
                   2006 (Indonesia)                                                                   82,350
                                                                                              --------------
                                                                                                     125,950
Transportation (0.2%)
------------------------------------------------------------------------------------------------------------
         90,000  Johnstown America Industries, Inc. company guaranty Ser. C,
                   11 3/4s, 2005                                                                     100,350
       140,000   Kitty Hawk, Inc. 144A sr. notes 9.95s, 2004                                         146,300
                                                                                              --------------
                                                                                                     246,650

Wireless Communications (0.3%)
------------------------------------------------------------------------------------------------------------
        75,000   Omnipoint Corp. sr. notes 11 5/8s, 2006                                              81,938
       150,000   Omnipoint Corp. sr. notes Ser. A, 11 5/8s, 2006                                     164,250
        20,000   Powertel, Inc. sr. notes 11 1/8s, 2007                                               21,800
        55,000   Telesystem International Wireless Inc. 144A sr. disc. notes stepped-coupon zero % (10 1/2s, 11/1/02), 2007
                   (Canada) ++                                                                        33,550
                                                                                              --------------
                                                                                                     301,538
                                                                                              --------------
                 Total Corporate Bonds and Notes (cost $41,025,264)                           $   42,299,576

CONVERTIBLE BONDS AND NOTES (30.4%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Aerospace and Defense (0.9%)
------------------------------------------------------------------------------------------------------------
$      310,000   Diagnostic Retrieval Systems, Inc. cv. sr. sub. deb 9s, 2003                 $      438,650
       450,000   SPACEHAB, Inc. 144A cv. sub. notes 8s, 2007                                         450,000
                                                                                              --------------
                                                                                                     888,650

Airlines (0.9%)
------------------------------------------------------------------------------------------------------------
       220,000   Atlantic Coast Airlines144A cv. sub. notes 7s, 2004                                 525,800
       458,000   World Airways, Inc. 144A cv. sub. deb. 8s, 2004                                     352,660
                                                                                              --------------
                                                                                                     878,460

Automotive (0.6%)
------------------------------------------------------------------------------------------------------------
       500,000   Magna International cv. sub. deb. 5s, 2002                                          575,000

Banks (0.3%)
------------------------------------------------------------------------------------------------------------
       280,000   Mitsubishi Bank Ltd. International Finance cv. trust gtd.
                   notes 3s, 2002 (Japan)                                                            301,000

Broadcasting (1.0%)
------------------------------------------------------------------------------------------------------------
       450,000   Jacor Communications, Inc. cv. sr. notes zero %, 2011                               351,000
       620,000   Scandinavian Broadcasting System S.A. 144A cv. sub. 7s,
                   2004 (Luxembourg)                                                                 663,400
                                                                                              --------------
                                                                                                   1,014,400

Business Equipment and Services (2.0%)
------------------------------------------------------------------------------------------------------------
       315,000   Cendant Corp. cv. sr. notes 4 3/4s, 2003                                            437,456
       600,000   Corporate Express, Inc. 144A cv. notes 4 1/2s, 2000                                 535,500
       440,000   Staples, Inc. 144A cv. sub. deb. 4 1/2s, 2000                                       643,500
       540,000   U.S. Office Products Co. 144A cv. sub. notes 5 1/2s, 2003                           465,075
                                                                                              --------------
                                                                                                   2,081,531

Cable Television (0.5%)
------------------------------------------------------------------------------------------------------------
       655,000   Comcast Corp. cv. notes 1 1/8s, 2007                                                454,406

Computer Equipment (0.9%)
------------------------------------------------------------------------------------------------------------
       470,000   Intevac, Inc. 144A cv. sub. notes 6 1/2s, 2004                                      366,600
       120,000   Intevac, Inc. cv. sub. notes 6 1/2s, 2004                                            92,400
       460,000   Synoptics Communications Inc. 144A cv. sub.
                   deb. 5 1/4s, 2003                                                                 501,400
                                                                                              --------------
                                                                                                     960,400

Computer Software (1.4%)
------------------------------------------------------------------------------------------------------------
       149,000   EMC Corp. cv. sub. notes 3 1/4s, 2002                                               262,799
       573,000   System Software Associates, Inc. cv. sub. notes 7s, 2002                            469,860
     1,945,000   Western Digital Corp. 144A cv. sub. deb. zero %, 2018                               702,631
                                                                                              --------------
                                                                                                   1,435,290

Computers (0.9%)
------------------------------------------------------------------------------------------------------------
       765,000   Safeguard Scientifics, Inc. 144A cv. sub. notes 6s, 2006                            947,644

Conglomerates (0.5%)
------------------------------------------------------------------------------------------------------------
       297,000   Hexcel Corp. cv. sub. notes 7s, 2003                                                523,834

Consumer Non Durables (0.5%)
------------------------------------------------------------------------------------------------------------
       550,000   Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007 +                              506,000

Consumer Services (0.3%)
------------------------------------------------------------------------------------------------------------
       540,000   Fine Host Corp. 144A cv. sub. notes 5s, 2004                                        340,200

Electronics and Electrical Equipment (5.0%)
------------------------------------------------------------------------------------------------------------
       228,000   Dovatron International cv. sub. notes 6s, 2002                                      344,280
       300,000   Kent Electronics Corp. cv. sub. notes 4 1/2s, 2004                                  252,000
       255,000   Lernout & Hauspie Speech Products N.V. 144A cv. sub.
                   notes 8s, 2001 (Belgium)                                                          961,350
       670,000   Motorola, Inc. cv. sub. deb. LYON (Liquid Yield Option Notes)
                   zero %, 2013                                                                      504,175
       100,000   Park Electrochemical Corp. cv. sub. notes 5 1/2s, 2006                               99,000
       215,000   Photronics, Inc. cv. sub. notes 6s, 2004                                            274,394
       250,000   S3, Inc. 144A cv. sub. notes 5 3/4s, 2003                                           177,188
       250,000   S3, Inc. cv. sub. notes 5 3/4s, 2003                                                177,500
       365,000   SCI Systems, Inc. cv. sub. notes 5s, 2006                                           706,275
       590,000   Thermo Electron Corp. 144A cv. sub. deb. 4 1/4s, 2003                               702,100
       395,000   Thermo Optek Corp. 144A cv. bonds 5s, 2000                                          440,919
       450,000   Thermo Quest Corp. 144A company guaranty cv. 5s, 2000                               468,563
                                                                                              --------------
                                                                                                   5,107,744

Environmental Control (1.5%)
------------------------------------------------------------------------------------------------------------
       250,000   Thermo Ecotek Corp. 144A cv. bonds 4 7/8s, 2004                                     297,813
       300,000   USA United Waste Systems, Inc. cv. sub. notes 4 1/2s, 2001                          419,438
       460,000   U.S. Filter Corp. cv. sub. notes 4 1/2s, 2001                                       506,000
       355,000   WMX Technologies, Inc. cv. sub. notes 2s, 2005                                      287,550
                                                                                              --------------
                                                                                                   1,510,801

Health Care (0.5%)
------------------------------------------------------------------------------------------------------------
        80,000   Renal Treatment Centers, Inc. cv. sub. notes
                   5 5/8s, 2006                                                                      105,000
       340,000   Renal Treatment Centers, Inc. 144A cv. sub.
                   notes 5 5/8s, 2006                                                                446,250
                                                                                              --------------
                                                                                                     551,250

Hospital Management and Medical Services (0.9%)
------------------------------------------------------------------------------------------------------------
       420,000   Integrated Health Services, Inc. cv. sub. deb. 6s, 2003                             462,000
       475,000   Sun Healthcare Group Inc. 144A cv. sub. notes 6s, 2004                              497,563
                                                                                              --------------
                                                                                                     959,563

Insurance and Finance (1.4%)
------------------------------------------------------------------------------------------------------------
       125,000   APP Global Finance (V) Ltd. 144A cv. sec. 2s, 2000
                   (United Kingdom)                                                                  115,000
       470,000   Berkshire Hathaway, Inc. cv. sr. notes 1s, 2001                                     781,963
       300,000   Pioneer Financial Services, Inc. cv. sub. notes 6 1/2s, 2003                        515,250
                                                                                              --------------
                                                                                                   1,412,213

Medical Supplies and Devices (1.5%)
------------------------------------------------------------------------------------------------------------
       450,000   Complete Management, Inc. cv. sub. deb. 8s, 2003                                    416,250
       350,000   Phoenix Shannon 144A cv. sr. sub. notes 9 1/2s, 2000 +
                   (In default)                                                                       42,000
       415,000   Thermo Cardiosystems, Inc. 144A cv. company guaranty
                   4 3/4s, 2004                                                                      440,419
       300,000   Thermo Instrument Systems, Inc. cv. company guaranty
                   Ser. RG, 4s, 2005                                                                 334,125
       670,000   Uromed Corp. 144A cv. sub. notes 6s, 2003                                           322,856
                                                                                              --------------
                                                                                                   1,555,650

Metals and Mining (0.5%)
------------------------------------------------------------------------------------------------------------
       440,000   Quanex Corp. cv. sub. deb. 6.88s, 2007                                              477,950

Oil and Gas (0.5%)
------------------------------------------------------------------------------------------------------------
       500,000   Lomak Petroleum, Inc. 144A cv. sub. deb. 6s, 2007                                   543,750

Paper and Forest Products (0.5%)
------------------------------------------------------------------------------------------------------------
       445,000   Stone Container Corp. cv. sr. sub. notes 8 7/8s, 2000                               503,406

Pharmaceuticals and Biotechnology (2.6%)
------------------------------------------------------------------------------------------------------------
     1,145,000   Alza Corp. cv. sub. LYON zero %, 2014                                               585,381
       150,000   Centocor, Inc. 144A cv. sub. notes 4 3/4s, 2005                                     151,500
       640,000   Nabi, Inc. cv. sub. notes 6 1/2s, 2003                                              420,800
       715,000   Pharmaceutical Marketing Services Inc. 144A cv. deb. 6 1/4s,
                   2003                                                                              614,900
       745,000   Roche Holdings, Inc. 144A cv. unsub. LYON zero %,
                   2010 (Switzerland)                                                                452,588
       390,000   Sepracor, Inc. 144A cv. sub. deb. 6 1/4s, 2005                                      427,050
                                                                                              --------------
                                                                                                   2,652,219

REIT's (Real Estate Investment Trust) (0.4%)
------------------------------------------------------------------------------------------------------------
       305,000   LTC Properties, Inc. cv. sub. deb. 7 3/4s, 2002                                     386,588

Restaurants (0.3%)
------------------------------------------------------------------------------------------------------------
       430,000   Einstein/Noah Bagel Corp. 144A cv. sub. deb. 7 1/4s, 2004                           269,825

Retail (1.6%)
------------------------------------------------------------------------------------------------------------
       340,000   Baker (J.), Inc. cv. deb. 7s, 2002                                                  270,300
       340,000   Home Depot, Inc. cv. sub. notes 3 1/4s, 2001                                        499,800
       585,000   Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                                   622,294
       111,000   Pier 1 Imports, Inc. cv. sub. notes 5 3/4s, 2003                                    243,923
                                                                                              --------------
                                                                                                   1,636,317

Satellite Services (0.3%)
------------------------------------------------------------------------------------------------------------
       330,000   Gilat Satellite Networks Ltd. cv. sub. notes 6 1/2s, 2004 (Israel)                  332,888

Semiconductors (1.4%)
------------------------------------------------------------------------------------------------------------
       299,000   Lam Research Corp. 144A cv. sub. notes 5s, 2002                                     251,908
       535,000   Micron Technology, Inc. cv. sub. notes 7s, 2004                                     521,625
       640,000   Plasma & Materials Technologies, Inc. 144A cv. notes 7 1/8s,
                   2001                                                                              225,600
       410,000   Xilinx, Inc. 144A cv. sub. notes 5 1/4s, 2002                                       435,625
                                                                                              --------------
                                                                                                   1,434,758

Telecommunications (0.8%)
------------------------------------------------------------------------------------------------------------
        62,000   GST Telecommunications, Inc. cv. sr. disc. notes stepped-coupon
                   zero % (13 7/8s, 12/15/00), 2005 ++                                                84,940
       300,000   Inacom Corp. cv. sub. deb. 4 1/2s, 2004                                             308,063
       465,000   MIDCOM Communications, Inc. 144A cv. sub. deb. 8 1/4s, 2003                          93,000
       225,000   WinStar Communications. Inc. 144A cv. sr. disc. notes
                   stepped-coupon zero % (14s, 10/15/00), 2005 ++                                    308,250
                                                                                              --------------
                                                                                                     794,253
                                                                                              --------------
                 Total Convertible Bonds and Notes (cost $28,022,692)                         $   31,035,990

CONVERTIBLE PREFERRED STOCKS (17.5%) *
NUMBER OF SHARES                                                                                       VALUE

Banks (1.6%)
------------------------------------------------------------------------------------------------------------
         8,250   Sovereign Bancorp Inc. $3.125 cv. cum. pfd.                                  $      952,875
         9,040   Union Planters Corp. Ser. E, $2.00 cv. cum. pfd.                                    675,740
                                                                                              --------------
                                                                                                   1,628,615

Basic Industrial Product (0.5%)
------------------------------------------------------------------------------------------------------------
         3,595   Case Corp. $4.50 cv. pfd.                                                           542,845

Broadcasting (1.3%)
------------------------------------------------------------------------------------------------------------
         3,625   Chancellor Media Corp. $3.50 cv. pfd.                                               462,188
         7,100   Sinclair Broadcast Group, Inc. $3.00 cv. pfd.                                       476,588
        32,400   Triathlon Broadcasting Co. $0.945 cv. pfd.                                          340,200
                                                                                              --------------
                                                                                                   1,278,976

Cable Television (--%)
------------------------------------------------------------------------------------------------------------
             1   Cablevision Systems Corp. Ser. H, $11.75 cv. pfd. [2 DBL. DAGGERS]                      117

Computer Products (0.5%)
------------------------------------------------------------------------------------------------------------
        13,450   Vanstar Corp. 144A $3.375 cv. pfd.                                                  538,000

Computer Services (0.7%)
------------------------------------------------------------------------------------------------------------
        12,300   Wang Laboratories, Inc. Ser. B, $3.25 cv. pfd.                                      724,163

Conglomerates (0.4%)
------------------------------------------------------------------------------------------------------------
        24,859   Cooper Industries, Inc. $0.81 cv. pfd.                                              436,586

Entertainment (0.6%)
------------------------------------------------------------------------------------------------------------
        11,100   Metromedia International Group, Inc. $3.625 cv. cum. pfd.                           571,650

Financial Services (1.6%)
------------------------------------------------------------------------------------------------------------
         5,850   Finova Finance Trust $2.75 cv. cum. pfd.                                            447,525
         6,700   Newell Financial Trust 144A $2.625 cv. cum. pfd.                                    364,313
         9,390   Penncorp Financial Group, Inc. 144A $3.50 cv. cum. pfd.                             534,056
        14,000   Walbro Captial Trust $2.00 cv. pfd.                                                 320,250
                                                                                              --------------
                                                                                                   1,666,144

Food (0.3%)
------------------------------------------------------------------------------------------------------------
         4,770   Chiquita Brands International, Inc. Ser. B, $3.75 cv. pfd.                          262,946

Health Care (0.4%)
------------------------------------------------------------------------------------------------------------
        25,860   MedPartners, Inc. $6.50 cv. pfd.                                                    370,121

Insurance and Finance (3.2%)
------------------------------------------------------------------------------------------------------------
         7,050   Aetna Inc. $6.25 cv. pfd.                                                           587,794
         6,450   Ahmanson (H.F.) & Co. $3.00 cv. pfd.                                                825,600
         9,150   American General Delaware Corp. $3.00 cv. cum. pfd.                                 667,950
         6,200   American Heritage Life Investment Corp. $4.25 cv. pfd.                              372,388
         4,800   Protective Life Corp. $3.25 cv. cum. pfd.                                           298,800
         6,430   St. Paul Capital LLC $3.00 cv. cum. pfd.                                            492,699
                                                                                              --------------
                                                                                                   3,245,231

Metals and Mining (0.9%)
------------------------------------------------------------------------------------------------------------
        11,970   Pittston Mineral Corp. 144A $3.125 dep. shs. cv. pfd.                               430,920
        10,195   Timet Capital Trust I 144A $3.312 cv. pfd.                                          517,396
                                                                                              --------------
                                                                                                     948,316

Oil and Gas (1.5%)
------------------------------------------------------------------------------------------------------------
         6,075   Occidental Petroleum Corp. 144A $3.875 cv. pfd.                                     338,681
        10,200   Tosco Financing Trust 144A $2.875 cv. pfd.                                          645,150
         9,200   Unocal Capital Trust $3.125 cv. cum. pfd.                                           507,150
            25   XCL Ltd $8.075 cv. pfd.                                                               3,250
                                                                                              --------------
                                                                                                   1,494,231

Paper and Forest Products (0.4%)
------------------------------------------------------------------------------------------------------------
         8,600   International Paper Co. $2.625 cv. pfd.                                             438,600

Real Estate (1.1%)
------------------------------------------------------------------------------------------------------------
        16,640   Equity Residential Property Ser. E, $1.75 cv. pfd. (R)                              457,600
        10,680   Insignia Financial Group, Inc. 144A $3.25 cv. pfd.                                  628,785
                                                                                              --------------
                                                                                                   1,086,385

Retail (0.6%)
------------------------------------------------------------------------------------------------------------
        11,650   K mart Financing $3.875 cv. pfd.                                                    652,400

Telecommunication (0.5%)
------------------------------------------------------------------------------------------------------------
         8,090   AirTouch Communications, Inc. Ser. C, $2.125 cv. pfd.                               544,053

Tobacco (0.4%)
------------------------------------------------------------------------------------------------------------
        19,600   DIMON, Inc. $8.50 cv. pfd.                                                          352,800

Transportation (0.6%)
------------------------------------------------------------------------------------------------------------
         6,000   CNF Trust I Ser. A, $2.50 cv. cum. pfd.                                             354,000
         6,000   Hvide Capital Trust 144A $3.25 cv. pfd.                                             292,500
                                                                                              --------------
                                                                                                     646,500

Utilities (0.4%)
------------------------------------------------------------------------------------------------------------
         7,970   CalEnergy Capital Trust 144A $3.75 cv. cum. pfd.                                    420,418
                                                                                              --------------
                 Total Convertible Preferred Stocks (cost $15,257,596)                        $   17,849,097

PREFERRED STOCKS (4.6%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
            41   American Communications Services $12.75 pfd. [2 DBL. DAGGERS]                $       48,380
         2,264   AmeriKing, Inc. $3.25 pfd. [2 DBL. DAGGERS]                                          61,128
            26   Anvil Holdings Ser. B, $3.25 pfd.                                                       624
         2,755   Cablevision Systems Corp. Ser. M, $11.125 dep. shs. pfd. [2 DBL. DAGGERS]           317,514
         3,000   California Federated Bankcorp, Inc. Ser. B, $11.50 pfd.                             337,500
           638   Capstar Broadcasting $12.00 pfd.                                                     74,008
         2,970   Chevy Chase Capital Corp. Ser. A, $5.19 pfd.                                        150,728
         1,065   Citadel Broadcasting Inc. 144A $13.25 cum. pfd. [2 DBL. DAGGERS]                    128,865
         3,755   Diva Systems Corp. Ser. C, $6.00 pfd.                                                48,815
            90   Dobson Communications 144A 12.25% pfd. [2 DBL. DAGGERS]                              93,150
            32   Echostar Communications, Inc. 12.125% pfd.                                           35,600
         2,493   El Paso Electric Co. $11.40 pfd [2 DBL. DAGGERS]                                    274,230
           125   Fresenius Medical Care AG Ser. D, $9.00 pfd., (Germany)                             133,750
            41   Hyperion Telecommunications Ser. B, 12.875% pfd. [2 DBL. DAGGERS]                    46,433
           143   Intermedia Communication Ser. B, 13.50% pfd.                                        175,175
           180   IXC Communications, Inc. 12.50% pfd. [2 DBL. DAGGERS]                               216,000
           531   NEXTEL Communications, Inc. Ser. D, 13.00% cum. pfd. [2 DBL. DAGGERS]               615,960
         2,896   Nextlink Communications, Inc. 144A $7.00 pfd.                                       178,104
           149   NTL Inc. 144A Ser. B, 13.00% pfd. [2 DBL. DAGGERS]                                  174,330
         5,000   Pantry Pride Inc. Ser. B, $14.875 pfd.                                              505,000
         6,325   SFX Broadcasting, Inc. Ser. E, $12.625 pfd. [2 DBL. DAGGERS]                        746,350
           106   Spanish Broadcasting Systems 14.25% cum. pfd.                                       113,950
           950   Von Hoffman Corp. 144A $13.50 pfd.                                                   32,063
           150   WinStar Communications. Inc. 144A 14.25% cum. pfd. [2 DBL. DAGGERS]                 181,500
                                                                                              --------------
                 Total Preferred Stocks (cost $4,287,317)                                     $    4,689,157

UNITS (3.0%) *
NUMBER OF UNITS                                                                                        VALUE
------------------------------------------------------------------------------------------------------------
           200   Allegiance Telephone, Inc 144A units stepped-coupon
                   zero % (11 3/4s, 2/15/03), 2008 ++                                         $      113,000
           250   Australis Media, Ltd. units stepped-coupon zero %
                   (15 3/4s, 5/15/03), 2003 (Australia) ++                                            62,500
            50   Celcaribe S.A. 144A units stepped-coupon zero %
                   (13 1/2s, 3/15/98), 2004 ++                                                     1,005,000
            80   Club Regina, Inc. 144A units 13s, 2004                                               82,000
            95   Colt Telecommunications Group PLC units stepped-coupon
                   zero % (12s, 12/15/01), 2006 (United Kingdom) ++                                   74,100
            30   Concentric Network Corp. units 12 3/4s, 2007                                         34,500
           100   Conecel Holdings 144A units 14s, 2000                                               107,000
           293   Diva Systems Corp. 144A units zero % (12 5/8s, 3/1/03),
                   2008 ++                                                                           160,418
           200   DTI Holdings Inc. units stepped-coupon zero %
                   (12 1/2s, 3/1/03), 2008 ++                                                        108,500
           200   KMC Telecom Holdings, Inc. units stepped-coupon zero %
                   (12 1/2s, 2/15/03), 2008 ++                                                       114,000
           235   Knology Holdings Inc. units zero % (11 7/8s,), 2007 ++                              131,600
           800   Nebco Evans Holding Co. 144A units 11 1/4s, 2008 [2 DBL. DAGGERS]                    80,600
            90   Orbital Imaging Corp. units 11 5/8s, 2005                                            92,925
            90   Real Time Data 144A units stepped-coupon zero %
                   (13 1/2s, 8/15/01), 2006 ++                                                        48,150
            80   Stone Container Corp. units sr. sub. 12 1/4s, 2002                                   81,700
           130   Transamerica Refinance, Inc. 144A units 16s, 2003                                   136,500
           250   21st Century Telecom Group 144A units cum. pfd. zero %,
                   2008 [2 DBL. DAGGERS]                                                             262,500
           200   XCL Ltd units sr. sec. notes 13 1/2s, 2004                                          260,000
           600   XCL Ltd. units cum. pfd. 9.50%, 2006                                                 78,000
                                                                                              --------------
                 Total Units (cost $2,304,668)                                                $    3,032,993

COMMON STOCKS (0.8%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
            50   AmeriKing, Inc. +                                                            $        2,500
         4,800   CellNet Data Systems, Inc. +                                                         42,000
         1,213   Hedstrom Holdings, Inc. 144A                                                          1,668
         1,664   NEXTEL Communications, Inc. Class A +                                                49,192
            55   Paging Do Brazil Holdings Co., LLC Class B                                                1
        22,025   PSF Holdings LLC Class A +                                                          660,750
         1,800   Terex Corp. Rights expiration date 5/15/02 +                                         36,000
                                                                                              --------------
                 Total Common Stocks (cost $892,446)                                          $      792,111

FOREIGN GOVERNMENT BONDS AND NOTES (0.3%) *(cost $249,263)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
USD    460,000   Bank of Foreign Economic Affairs of Russia
                   (Vnesheconombank) principal loans FRB 6.719s, 2020                         $      277,150

WARRANTS (0.3%) *                                                              EXPIRATION
NUMBER OF WARRANTS                                                             DATE                    VALUE
------------------------------------------------------------------------------------------------------------
           690   Cellnet Data Systems, Inc.                                    9/15/07        $       13,800
           185   Diva Systems Corp.                                            5/15/06                48,563
            90   Esat Holdings, Inc. (Ireland)                                 2/1/07                  3,150
         1,378   Fitzgeralds Gaming Co.                                        12/19/98                   14
           250   Hyperion Telecommunications 144A                              4/15/01                15,000
         6,534   Intelcom Group 144A                                           10/15/05              130,680
           200   Interact Systems Inc.                                         8/1/03                     50
            85   International Wireless Communications
                   Holdings 144A                                               8/15/01                 2,380
           175   Iridium World Com 144A                                        7/15/05                31,500
           650   McCaw International Ltd.                                      4/15/07                   195
           285   MGC communications, Inc. 144A                                 10/1/04                 9,975
         1,001   Petracom Holdings, Inc.                                       9/30/99                 7,257
           135   RSL Communications Ltd.                                       11/15/06               13,095
           100   Spanish Broadcasting Systems 144A                             6/30/99                20,000
            75   Sterling Chemicals Holdings                                   8/15/08                 2,138
           435   UIH Australia/Pacific, Inc. 144A                              5/15/06                 5,220
            55   Vialog Corp.                                                  11/15/01                3,300
                                                                                              --------------
                 Total Warrants (cost $141,835)                                               $      306,317

SHORT-TERM INVESTMENTS (1.0%) *(cost $1,036,324)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $1,036,000   Interest in $700,000,000 joint repurchase agreement
                   dated February 27, 1998 with Goldman Sachs due
                   March 3, 1998 with respect to various U.S. Treasury
                   obligations -- maturity value of $1,036,487 for an
                   effective yield of 5.64%                                                   $    1,036,324
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $93,217,405) ***                                     $  101,318,715
------------------------------------------------------------------------------------------------------------

  *  Percentages indicated are based on net assets of $102,111,753.

*** The aggregate identified cost on a tax basis is $93,348,513, resulting in gross unrealized appreciation and depreciation of $14,002,765 and $6,032,563, respectively, or net unrealized appreciation of $7,970,202.

  +  Non-income-producing security.

 ++ The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

[2 DBL. DAGGERS]  Income may be received in cash or additional securities at the discretion of the issuer.

(R) Real Estate Investment Trust Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.






Statement of assets and liabilities
February 28, 1998

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $93,217,405) (Note 1)                                                 $101,318,715
---------------------------------------------------------------------------------------------------
Cash                                                                                        227,976
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                 1,159,941
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                              918,710
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                   16,929
---------------------------------------------------------------------------------------------------
Total assets                                                                            103,642,271

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       573,529
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                            544,463
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                326,174
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   30,692
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                                8,510
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,111
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       46,039
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         1,530,518
---------------------------------------------------------------------------------------------------
Net assets                                                                             $102,111,753

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 2)                                                        $ 92,057,647
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                  (366,908)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions (Note 1)                                                            2,319,704
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                8,101,310
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $102,111,753

Computation of net asset value
---------------------------------------------------------------------------------------------------
Net asset value per share ($102,111,753 divided by 3,704,000 shares)                         $27.57
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of operations
Year ended February 28, 1998

Investment income:
--------------------------------------------------------------------------------------------------
Interest income                                                                        $ 6,696,321
--------------------------------------------------------------------------------------------------
Dividends                                                                                1,487,123
--------------------------------------------------------------------------------------------------
Total investment income                                                                  8,183,444

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         1,361,317
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             171,609
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                          12,865
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             6,696
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                               7,365
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     24,337
--------------------------------------------------------------------------------------------------
Registration fees                                                                               75
--------------------------------------------------------------------------------------------------
Auditing                                                                                    39,408
--------------------------------------------------------------------------------------------------
Legal                                                                                       54,414
--------------------------------------------------------------------------------------------------
Postage                                                                                     11,129
--------------------------------------------------------------------------------------------------
Exchange listing fees                                                                       18,865
--------------------------------------------------------------------------------------------------
Other                                                                                       11,563
--------------------------------------------------------------------------------------------------
Total expenses                                                                           1,719,643
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (42,140)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             1,677,503
--------------------------------------------------------------------------------------------------
Net investment income                                                                    6,505,941
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 4)                                         5,829,910
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                 85,449
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the year                                                         (50,875)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                               3,347,685
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  9,212,169
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $15,718,110
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of changes in net assets

                                                                                     For the year ended February 28
                                                                                 -------------------------------------
                                                                                               1998               1997
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $  6,505,941        $ 6,550,012
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                                     5,915,359          5,138,840
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                     3,296,810            576,794
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     15,718,110         12,265,646
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                                               (6,530,769)        (6,781,670)
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                    (4,866,110)        (4,938,258)
----------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                                               --           (636,454)
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                   4,321,231            (90,736)

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                        97,790,522         97,881,258
----------------------------------------------------------------------------------------------------------------------
End of year (including distributions in excess
of net investment income of $366,908 and
$636,454, respectively)                                                                $102,111,753        $97,790,522

Number of fund shares
----------------------------------------------------------------------------------------------------------------------
Shares outstanding at the beginning and end of year                                       3,704,000          3,704,000
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    For the period
Per-share                                                                                   Year ended               June 29, 1995+
operating performance                                                                       February 28             to February 29
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $26.40           $26.43           $24.85 (d)
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  1.76             1.77             1.17
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                    2.49             1.54             1.63
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  4.25             3.31             2.80
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                     (1.77)           (1.83)           (1.15)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                        (1.31)           (1.34)            (.07)
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                                                                    --             (.17)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                   (3.08)           (3.34)           (1.22)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $27.57           $26.40           $26.43
------------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                                                                       $27.312          $24.375          $22.625
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at market value (%)(a)                                                                26.03            23.54            (4.53)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $102,112          $97,791          $97,881
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                              1.71             1.72             1.14 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              6.45             6.66             4.56 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                60.69            70.33            38.92 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                                        $.0495           $.0539
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements. (Note 2)

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Represents initial net asset value of $25.00 less offering expenses of $0.15. Original offering costs were reduced by
    $0.03 to reflect actual cost incurred.





Notes to financial statements
February 28, 1998

Note 1
Significant accounting policies

Putnam Convertible Opportunities and Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund seeks current income and capital appreciation by investing primarily in a diversified portfolio of convertible securities and non-convertible, higher risk, high yield securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Market quotations are not considered to be readily available for long-term corporate bonds and notes, preferred stocks and certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon bonds is amortized on a yield-to-maturity basis.

Securities purchased or sold on a when-issued basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of losses on wash sale transactions, interest on payment-in-kind securities, market discount, defaulted bond interest, organization expenses, realized and unrealized gains and losses on forward foreign currency contracts. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended February 28, 1998, the fund reclassified $294,374 to decrease distributions in excess of net investment income and $52,944 to increase paid-in-capital, with a decrease to accumulated net realized gains and losses of $347,318. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $36,134. These expenses are being amortized on a straight-line basis over a five-year period.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.10% of average net assets.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended February 28, 1998, fund expenses were reduced by $42,140 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $530 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the year ended February 28, 1998, purchases and sales of investment securities other than short-term investments aggregated $59,926,145 and $67,241,036, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.




Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code as amended, the fund hereby designates $6,270,938 as capital gain, including $1,761,658 as 20% rate capital gain dividends for its taxable year ended February 28, 1998.

The fund has designated 19.61% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.




Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

Coopers & Lybrand L.L.P.

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Charles G. Pohl
Vice President and Fund Manager

Jeffrey J. Kobylarz
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time for up-to-date information about the fund's NAV.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

41233 4/98